UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SALOMON BROTHERS VARIABLE SERIES

FUNDS INC.

SALOMON BROTHERS VARIABLE LARGE CAP

GROWTH FUND

FORM N-Q

SEPTEMBER 30, 2004

SALOMON BROTHERS VARIABLE LARGE CAP GROWTH FUND

Schedule of Investments (unaudited)	September 30, 2004

SHARES		SECURITY	VALUE
COMMON STOCK - 98.4%
CONSUMER DISCRETIONARY - 18.1%
Internet and Catalog Retail - 5.2%
	16,220	Amazon.com, Inc.+	$662,749

Media - 8.6%
	29,820	Time Warner Inc.+	481,295
	8,900	Viacom Inc., Class B Shares	298,684
	14,180	The Walt Disney Co.	319,759

			1,099,738

Specialty Retail - 4.3%
	14,110	The Home Depot, Inc.	553,112

		TOTAL CONSUMER DISCRETIONARY	2,315,599

CONSUMER STAPLES - 10.1%
Beverages - 3.0%
	9,520	The Coca-Cola Co.	381,276

Food Products - 2.7%
	5,370	Wm. Wrigley Jr. Co.	339,975

Personal Products - 4.4%
	13,560	The Gillette Co.	565,994

		TOTAL CONSUMER STAPLES	1,287,245

FINANCIALS - 14.2%
Diversified Financials - 6.3%
	9,360	Merrill Lynch & Co., Inc.	465,379
	6,920	Morgan Stanley	341,156

			806,535

Insurance - 7.9%
	5,830	American International Group, Inc.	396,382
	7	Berkshire Hathaway Inc., Class A Shares+	606,550

			1,002,932

		TOTAL FINANCIALS	1,809,467

HEALTHCARE - 22.1%
Biotechnology - 11.7%
	8,670	Amgen Inc.+	491,416
	7,105	Biogen Idec Inc.+	434,613
	10,820	Genentech, Inc.+	567,184

			1,493,213

Pharmaceuticals - 10.4%
	5,380	Eli Lilly & Co.	323,069
	6,530	Johnson & Johnson	367,835
	6,770	Merck & Co. Inc.	223,410
	13,860	Pfizer Inc.	424,116

			1,338,430

		TOTAL HEALTHCARE	2,831,643

See Notes to Schedule of Investments.

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SALOMON BROTHERS VARIABLE LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES		SECURITY	VALUE
INDUSTRIALS - 2.9%
Industrial Conglomerates - 2.9%
	11,100	General Electric Co.	$372,738

INFORMATION TECHNOLOGY - 31.0%
Communications Equipment - 9.9%
	30,720	CIENA Corp.+	60,826
	16,550	Cisco Systems, Inc.+	299,555
	12,980	Juniper Networks, Inc.+	306,328
	43,400	Lucent Technologies Inc.+	137,578
	25,700	Motorola, Inc.	463,628

			1,267,915

Computers and Peripherals - 3.7%
	13,140	Dell Inc.+	467,784

Internet Software and Services - 2.8%
	16,300	InterActiveCorp+	358,926

Semiconductor Equipment and Products - 8.6%
	20,590	Intel Corp.	413,035
	19,550	Texas Instruments Inc.	416,024
	9,800	Xilinx, Inc.	264,600

			1,093,659

Software - 6.0%
	15,990	Microsoft Corp.	442,123
	7,700	Red Hat, Inc.+	94,248
	13,230	VERITAS Software Corp.+	235,494

			771,865

		TOTAL INFORMATION TECHNOLOGY	3,960,149

		TOTAL COMMON STOCK (Cost - $ 12,864,533)	12,576,841

FACE AMOUNT
REPURCHASE AGREEMENT - 1.8%
	$227,000	UBS Securities LLC dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity - $227,012; (Fully collateralized by various U.S. Government Agency Obligations, and International Bank for Reconstruction and Development Notes and Bonds, 0.000% to 8.875% due 1/15/05 to 5/15/30; Market value - $231,540) (Cost - $227,000)	227,000

		TOTAL INVESTMENTS - 100.2% (Cost - $13,091,533*)	12,803,841
		Liabilities in Excess of Other Assets - (0.2)%	(20,995)

		TOTAL NET ASSETS - 100.0%	$12,782,846

+	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Variable Large Cap Growth Fund (“Fund”) is a separate investment fund of the Salomon Brothers Variable Series Funds Inc (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation - Securities traded on national securities markets are valued at the closing prices on such markets. Securities traded in the over-the-counter market and securities for which no sales price was reported are valued at the mean of the current bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Debt securities are valued using either prices or estimates of market values provided by market makers or independent pricing services. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value.

(b) Repurchase Agreements - When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines of if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Investment Transactions - Security transactions are accounted for on trade date.

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$700,486
Gross unrealized depreciation	(988,178)

Net unrealized depreciation	$(287,692)

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ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Series Funds Inc.

By	/s/ R. Jay Gerken.
R. Jay Gerken
Chief Executive Officer

Date November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken.
R. Jay Gerken
Chief Executive Officer

Date November 24, 2004

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date November 24, 2004